INCOME TAXES (Details 2) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Current:
Federal			$ 7,310	$ 18,739
State			12,006	9,722
Foreign			3,845	9,041
Current Income Tax Expense (Benefit)			23,161	37,502
Deferred:
Federal			153,364	(70,814)
State			0	177,802
Deferred Income Tax Expense (Benefit)			153,364	106,988
Total income tax provision	$ 9,624	$ (187,863)	$ 176,525	$ 144,490